CONTRACTUAL TRANSMISSION ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACTUAL TRANSMISSION ASSETS
Schedule of movements in transmission concessions classified as contractual assets

12/31/2019
Opening balance before adoption of IFRS 15 on December 31, 2017	14,330,101
Initial Adoption Adjustment of IFRS 15	(581,168)
Balances as of January 1, 2018	13,748,933

Addition - Construction revenue	1,207,326
Contract Finance Revenue	690,360
(Receipt)	(1,040,453)
Write-offs and transfers	(34,370)
Balance as of December 31, 2018	14,571,796

Addition - Construction revenue	521,348
Contract Finance Revenue	793,239
(Receipt)	(1,081,385)
Write-offs and transfers	55,287
Balance as of December 31, 2019	14,860,285

Schedule of current and non-current contractual transmission assets

	12/31/2019	12/31/2018
Contractual Transmission Asset - Current	1,116,009	1,302,959
Contractual Transmission Asset - Non-Current	13,744,276	13,268,837
	14,860,285	14,571,796

Schedule of Company's estimate of the realization of contractual transmission assets

Execution of Contractual Assets	12/31/2019
Contractual Asset - RAP (i)	12,424,260
Contractual Asset - Compensation (ii)	2,436,025